Note 6 - Investments In Affordable Housing Partnerships	12 Months Ended
Dec. 31, 2013
Investments In Affordable Housing Partnerships [Abstract]
Investments In Affordable Housing Partnerships [Text Block]

NOTE 6:     INVESTMENTS IN AFFORDABLE HOUSING PARTNERSHIPS

The Company has purchased investments in limited partnerships that were formed to operate low-income housing apartment complexes and single-family housing units throughout Missouri. The investments are accounted for under the cost method as the Company does not have the ability to exert significant influence over the partnerships. For a minimum 15 year compliance period, each partnership must adhere to affordable housing regulatory requirements in order to maintain the utilization of the tax credits. At December 31, 2013 and 2012, the net carrying values of the Company’s investments in these entities was $4,466,001 and $5,355,254, respectively, and are included in other assets on the Company’s Consolidated Balance Sheets.

The Company received income tax credits of $1,221,394, $1,247,394 and $1,203,887 during 2013, 2012 and 2011, respectively. Amortization of the investment costs was $885,478, $885,478 and $863,112 during 2013, 2012 and 2011, respectively.